245 Summer Street

Fidelity® Investments

Boston, MA 02210

April 30, 2024

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Salem Street Trust (the trust): File Nos. 002-41839 and 811-02105

Fidelity Intermediate Treasury Bond Index Fund

Fidelity Long-Term Treasury Bond Index Fund

Fidelity SAI Long-Term Treasury Bond Index Fund

Fidelity SAI U.S. Treasury Bond Index Fund

Fidelity Series Long-Term Treasury Bond Index Fund

Fidelity Short-Term Treasury Bond Index Fund

(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Margaret Carey

Margaret Carey

Secretary of the Trust